Taxation	12 Months Ended
Mar. 31, 2025
Taxes Payable [Abstract]
Taxation

15 TAXATION

(a)
Value-added tax (“VAT”) and surcharges

During the years presented, the Group is subject to statutory VAT rate of 6% for revenues from technology services, marketing services, commissions, financing solutions and other services and 13% for online direct sales. The entities within the Group, which are qualified for small scale taxpayers, are subject to statutory VAT rate of 3%.

The Group is also subject to cultural undertaking development fees at the rate of 3% on advertising revenues, which are part of revenues from marketing services in PRC. The cultural undertaking development fees are recorded in the cost of revenues in the Consolidated Operations and Comprehensive Loss.

The Group is also subject to urban construction tax at the rate of 1% or 7%, education surcharges at the rate of 3%, local education surcharges at the rate of 2% and other surcharges on VAT payments to the tax authorities according to PRC tax law, which are recorded in the cost of revenues in the Consolidated Operations and Comprehensive Loss.

(b)
Income taxes benefit

Composition of income tax benefits/(expenses)

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	(6,965)	(137)	(839)
Deferred income tax benefit	8,948	1,755	—
	1,983	1,618	(839)

Cayman Islands (“Cayman”)

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to a two-tiered profits tax rates regime. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%.

PRC

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT Law became effective on January 1, 2008. Under the new CIT Law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises” (“HNTE”). The HNTE certificate of Hangzhou Shiqu was renewed in 2022 and was valid from 2022 to 2024. The HNTE certificate of Ruisha Technology and Hangzhou Juangua was renewed in 2024 and is valid from 2024 to 2026. Currently, Hangzhou Shiqu is still applying for the renewal in 2025.The latest HNTE certificate of Hangzhou Juandou Network Co., Ltd. (“Hangzhou Juandou”) and Lishuijuanfu Network and Technology Co., Ltd. (“Lishui Juanfu”) was effective since 2021 and has expired in 2024 without renewal of the certificate.

More specifically, on November 30, 2018, Hangzhou Juandou obtained its HNTE certificate with a valid period from 2018 to 2021 with a preferential tax rate of 15% to the extent it has taxable income under the CIT Law, as long as it maintains the HNTE qualification and duly conducts relevant CIT filing procedures with the relevant tax authority. The HNTE certificates of Hangzhou Juandou was renewed in 2021 and are valid for another three years from 2021 to 2023. The HNTE certificate of Hangzhou Juandou expired in 2024. On December 16, 2021, Lishui Juanfu and Ruisha Technology obtained their respective HNTE certificate with a valid period of three years. Therefore, Lishui Juanfu and Ruisha Technology are eligible to enjoy a preferential tax rate of 15% from 2021 to 2023 to the extent that they have taxable income under the CIT Law, as long as they maintain the HNTE qualification and duly conduct relevant CIT filing procedures with the relevant tax authority. Ruisha Technology renewed the HNTE certificate on 6 December 2024 and the certificate are valid for another three years from 2024 to 2026, while the HNTE certificate of Lishui Juanfu expired in 2024.

On November 8, 2013, Hangzhou Shiqu and Hangzhou Juangua were entitled to be “Software Enterprises”. According to the new CIT Law and relevant regulations, starting from the first profit-making year, such entities could enjoy a tax holiday of 2-year CIT exemption and subsequently 3-year 12.5% preferential tax rate. As Hangzhou Shiqu and Hangzhou Juangua have never been profitable, they have never been able to benefit from the tax holiday as “Software Enterprises”. Accordingly, the tax holiday benefit will still be operable when these entities initially report profits. Tax holidays had no immediate tax impact as there is no taxable profit for Hangzhou Shiqu and Hangzhou Juangua for the years ended March 31, 2023, 2024 and 2025.

Effective from January 1, 2018, Hangzhou Shiqu, Hangzhou Juangua and Hangzhou Juandou are allowed to carry forward the annual net operating loss incurred for the year of 2013 onwards for 10 years. Lishui Juanfu and Ruisha Technology are allowed to carry forward the annual net operating loss incurred for the year of 2019 onwards for 10 years. The annual net operating loss incurred for Lishui Juanfu and Ruisha Technology after the HNTE certificates were expired are allowed to carry forward for 5 years.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2023 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (‘Super Deduction’). The additional deduction of 100% of qualified research and development expenses can only be claimed directly in the annual CIT filing and subject to the approval from the relevant tax authorities.

The Group’s other major PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

PRC withholding tax on dividends

The New CIT Law provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the Double Tax Arrangement between Mainland China and Hong Kong Special Administrative Region, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the foreign investor owns directly at least 25% of the shares of the FIE and if Hong Kong company is a beneficial owner of the dividend. The State Administration of Taxation (“SAT”) further promulgated Circular [2009] 601 and SAT Public Notice [2018] No.9 regarding the assessment criteria on beneficial owner status.

To the extent that the consolidated VIEs and the VIEs’ subsidiaries have undistributed earnings, the Company will accrue appropriate expected tax associated with repatriation of such undistributed earnings. As of March 31, 2024 and 2025, the Company did not record any withholding tax on the retained earnings of its subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries in the PRC as they were still in accumulated deficit position.

The components of loss before tax are as follows:

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(92,070)	(51,949)	(51,527)
Loss from Cayman Islands and Hong Kong entities	(96,319)	(16,628)	(8,207)
Total loss before tax	(188,389)	(68,577)	(59,734)

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Income tax benefit/(expense)
Current income tax expense	(6,965)	(137)	(839)
Deferred tax benefit	8,948	1,755	—
Total income tax benefit/(expense)	1,983	1,618	(839)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended March 31,
	2023	2024	2025
PRC Statutory tax rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(12%)	(11%)	(24%)
Permanent book – tax difference	(3%)	(8%)	(4%)
Additional deduction for research and development expenditures	2%	6%	5%
Effect of change on tax rate	(18%)	(5%)	0%
Changes in valuation allowance	7%	(5%)	(3%)
Effective tax rate	1%	2%	(1%)

The effect of change on tax rate is due to the expiration of HNTE certification of Hangzhou Juangua, Hangzhou Juandou and Lishui Juanfu.

Expenses not deductible for tax purposes and non-taxable income primarily represent share-based compensation expense and entertainment expense.

(c)
Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of March 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
- Tax losses carried forward	128,639	104,326
- Carryforwards of un-deducted advertising expenses	324,937	321,372
- Provision of credit losses	1,387	3,298
- Accruals and other liabilities	3,497	4,729
- Impairment of available-for-sale investments	500	2,031
- Impairment of impairment of long-lived assets	—	4,488
Less: valuation allowance	(458,960)	(440,244)
Net deferred tax assets	—	—
Deferred tax liabilities:
- Recognition of intangible assets arisen from business combination	—	—
- Unrealized securities holding gain	1,299	—
Net deferred tax liabilities	1,299	—

As of March 31, 2025, the Group had net operating loss carry forwards of approximately RMB463,400 which mainly arose from the subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries established in the PRC. The loss carry forwards from PRC entities will expire during the calendar year from 2025 to 2034. The net operating loss of the Group will start to expire if not utilized. Other than the expiration, there are no other limitations or restrictions upon Group’s ability to use these operating losses carry forwards. There is no expiration for the advertising expenses carryforwards.

As of March 31, 2025, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2025	138,800
2026	97,415
2027	64,146
2028	21,412
2029	18,231
Thereafter	123,396
463,400

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

Movement of valuation allowance

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the period	465,703	468,587	458,960
Addition	10,298	1,653	20,422
Effect of change on tax rate	30,001	3,710	865
Written off for expiration of net operating losses	(20,022)	(4,371)	(23,864)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(17,393)	(10,619)	(16,139)
Balance at end of the period	468,587	458,960	440,244

Uncertain tax positions

For the year ended March 31, 2023, and as a result of information obtained through an ongoing tax examination regarding one of the Company’s PRC subsidiaries for the period from January 1, 2019 to December 31, 2021, the Group updated its estimate of the realizable benefit of an uncertain tax position that had originally been expected to be fully sustained through examination. As a result, a reserve related to an uncertain tax position of RMB6,680, including interest of RMB2,447, was recorded for the year ended March 31, 2023. For the year ended March 31, 2024, the Group settled the uncertain tax position with cash payments of RMB6,666, including interest of RMB2,432, based on the final tax examination result.

As of March 31, 2024 and 2025, the Group did not record any reserves for uncertain tax positions.

In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2020 through 2024 remain subject to the review by the relevant PRC tax authorities.